Business Combinations - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands								12 Months Ended
	Dec. 30, 2021 USD ($)	Sep. 29, 2021 USD ($) $ / shares shares	Sep. 17, 2021 USD ($)	Jan. 01, 2020 USD ($)	May 31, 2019 USD ($)	Feb. 07, 2019 USD ($)	Jan. 01, 2019 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Sep. 28, 2021 $ / shares shares	Feb. 29, 2020
Business Acquisition [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001
Exchange ratio		1.0754										1.0754
Number of shares issued in transaction (in shares) | shares		22,500
Purchase price (in usd per share) | $ / shares		$ 10
Consideration received on transaction		$ 225,000
Warrants (in shares) | shares								1,908
All classes of capital stock (in shares) | shares		441,000
Common stock, shares authorized (in shares) | shares		440,000						440,000	128,467
Redeemable convertible preferred stock, shares authorized (in shares) | shares		1,000						1,000	105,922
Redeemable convertible preferred stock, par value (in usd per shares) | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001
Total net increase in cash and cash equivalents		$ 273,685
Cash consideration								$ 116,287	$ 0	$ 26,822
Acquisition-related costs								3,994	0	4,010
Revenue								17,031
Amortization expense								1,218	1,124	841
ZFS Creston
Business Acquisition [Line Items]
Cash consideration	$ 102,065
Identified intangible assets	11,000
Pro forma revenue								276,877	216,082	166,777
Pro forma net loss								145,038	$ 84,805	40,573
Pro forma adjustments								2,078
Acquisition-related costs								2,078
ZFS Creston | Customer relationships
Business Acquisition [Line Items]
Identified intangible assets	$ 5,500
Preliminary estimated useful life	15 years
ZFS Creston | Trade names
Business Acquisition [Line Items]
Identified intangible assets	$ 2,000
Preliminary estimated useful life	10 years
ZFS Creston | Acquired Technology
Business Acquisition [Line Items]
Identified intangible assets	$ 3,000
ZFS Creston | Permits
Business Acquisition [Line Items]
Identified intangible assets	$ 500
Rose Acre Farms
Business Acquisition [Line Items]
Cash consideration			$ 14,567
Identified intangible assets			$ 380
Preliminary estimated useful life			10 years
Pro forma revenue				$ 195,083			$ 168,481	163,915
Pro forma net loss				$ 70,352			42,075	125,660
Pro forma adjustments								361
Acquisition-related costs								361
Amortization expense								$ 13
J&J
Business Acquisition [Line Items]
Cash consideration					$ 14,258
Identified intangible assets					8,950
Pro forma revenue							109,937
Pro forma net loss							40,786
Pro forma adjustments							1,343
Revenue										$ 28,573
Amortization expense							$ 348
J&J | Customer relationships
Business Acquisition [Line Items]
Identified intangible assets					7,310
J&J | Trade names
Business Acquisition [Line Items]
Identified intangible assets					$ 1,640
SGI
Business Acquisition [Line Items]
Cash consideration						$ 13,814
Public Warrants
Business Acquisition [Line Items]
Warrants (in shares) | shares											10,063
Private Placement Warrants
Business Acquisition [Line Items]
Warrants (in shares) | shares											6,553
Legacy Benson Hill Common Stock
Business Acquisition [Line Items]
Common stock, par value (in usd per share) | $ / shares											$ 0.001